T. ROWE PRICE Emerging Markets Stock Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.9%
Common Stocks 1.9%
MercadoLibre (USD) (1) 31,848 59,809
Vista Energy, ADR (USD) (1) 926,464 65,269
Total Argentina (Cost $89,564) 125,078
BRAZIL 4.4%
Common Stocks 4.4%
Itau Unibanco Holding, ADR (USD)  7,818,411 66,144
Localiza Rent a Car  6,742,607 50,252
NU Holdings, Class A (USD) (1) 5,230,757 74,957
Raia Drogasil 12,261,555 44,942
WEG  5,810,310 54,376
Total Brazil (Cost $217,410) 290,671
CANADA 0.5%
Common Stocks 0.5%
Aris Mining (1) 2,312,579 30,898
Total Canada (Cost $37,492) 30,898
CHINA 20.1%
Common Stocks 14.6%
Alibaba Group Holding (HKD)  10,011,448 152,508
Chaozhou Three-Circle Group, Class H (HKD) (1) 48,100 617
Chifeng Jilong Gold Mining Group, Class H (HKD)  6,852,200 29,293
China Construction Bank, Class H (HKD)  66,868,000 78,465
China Pacific Insurance Group, Class H (HKD)  12,549,600 48,982
China Resources Beer Holdings (HKD)  9,607,500 28,987
China Resources Mixc Lifestyle Services (HKD)  6,844,200 34,810
H World Group, ADR (USD)  1,048,200 44,748
Kanzhun , ADR (USD)  2,996,003 48,775
KE Holdings, Class A (HKD)  6,772,960 37,989
Meituan , Class B (HKD) (1) 6,421,900 75,820
MMG (HKD) (1) 32,224,000 34,583
NetEase (HKD)  1,488,350 39,599
PICC Property & Casualty, Class H (HKD)  21,054,000 43,941
Tencent Holdings (HKD)  3,206,700 195,939

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
WuXi AppTec , Class H (HKD)  1,527,900 31,333
ZTO Express Cayman (HKD)  1,893,558 45,315
971,704
Common Stocks - China A Shares 5.5%
Contemporary Amperex Technology, A Shares (CNH)  1,502,800 88,114
Hengyi Petrochemical, A Shares (CNH)  15,729,200 37,448
Sany Heavy Industry, A Shares (CNH)  15,418,900 46,963
Shengyi Technology, A Shares (CNH)  2,667,100 41,710
TCL Technology Group, A Shares (CNH)  72,628,076 50,863
Yunnan Aluminium , A Shares (CNH)  11,690,900 46,218
Zhongji Innolight , A Shares (CNH)  416,800 55,511
366,827
Total China (Cost $1,003,523) 1,338,531
GREECE 0.5%
Common Stocks 0.5%
Public Power  1,332,934 34,347
Total Greece (Cost $31,191) 34,347
HONG KONG 1.3%
Common Stocks 1.3%
AIA Group  4,242,200 42,765
Techtronic Industries  2,573,500 43,235
Total Hong Kong (Cost $65,895) 86,000
HUNGARY 1.2%
Common Stocks 1.2%
OTP Bank  565,209 83,731
Total Hungary (Cost $19,147) 83,731
INDIA 10.7%
Common Stocks 10.7%
Apollo Hospitals Enterprise  519,633 48,751
Bajaj Finance  6,140,199 73,402
Bharti Airtel  4,684,328 96,775
Cummins India  862,447 49,880

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Divi's Laboratories  478,534 40,397
ICICI Bank  8,571,763 128,826
Kotak Mahindra Bank  17,284,184 70,657
Mahindra & Mahindra  1,616,372 57,555
MakeMyTrip (USD) (1) 586,602 33,407
Polycab India  366,494 34,960
Power Grid Corp. of India  12,115,411 36,065
Titan  823,651 42,052
Total India (Cost $654,568) 712,727
INDONESIA 0.8%
Common Stocks 0.8%
Bank Central Asia  150,315,300 52,682
Total Indonesia (Cost $50,515) 52,682
MEXICO 2.0%
Common Stocks 2.0%
Arca Continental  3,585,610 40,954
Grupo Aeroportuario del Pacifico , ADR (USD)  150,594 32,732
Grupo Mexico, Series B  5,039,446 60,606
Total Mexico (Cost $88,213) 134,292
NETHERLANDS 0.7%
Common Stocks 0.7%
ASML Holding  29,566 48,723
Total Netherlands (Cost $39,605) 48,723
PHILIPPINES 0.5%
Common Stocks 0.5%
BDO Unibank  15,926,554 32,285
Total Philippines (Cost $29,872) 32,285
POLAND 1.5%
Common Stocks 1.5%
Allegro.eu (1) 4,016,093 48,378

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Bank Polska Kasa Opieki 808,538 53,295
Total Poland (Cost $79,835) 101,673
QATAR 0.7%
Common Stocks 0.7%
Qatar National Bank  10,007,050 45,585
Total Qatar (Cost $47,483) 45,585
SAUDI ARABIA 2.2%
Common Stocks 2.2%
Al Rajhi Bank  4,213,426 70,317
Saudi National Bank  7,551,541 79,023
Total Saudi Arabia (Cost $133,594) 149,340
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 537,000 57,320
Total Singapore (Cost $74,064) 57,320
SOUTH AFRICA 1.9%
Common Stocks 1.9%
Capitec Bank Holdings  223,516 63,822
Clicks Group  2,079,824 27,834
Mr Price Group  3,522,239 36,271
Total South Africa (Cost $97,546) 127,927
SOUTH KOREA 18.4%
Common Stocks 18.4%
Hyundai Mobis 172,328 55,732
KB Financial Group  536,306 62,768
LG Chem  150,941 26,734
Samsung Electronics  3,361,190 585,031
SK hynix 363,212 412,484
SK hynix , ADR (USD) (1) 419,683 60,321
SM Entertainment  430,821 20,579
Total South Korea (Cost $295,932) 1,223,649

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 25.3%
Common Stocks 25.3%
Accton Technology  646,000 41,872
ASE Technology Holding  5,630,000 96,073
Bizlink Holding  895,000 56,984
CTBC Financial Holding  41,154,000 82,141
Delta Electronics  2,068,000 101,741
Hon Hai Precision Industry  10,875,000 83,052
MediaTek  858,000 91,401
Taiwan Semiconductor Manufacturing  13,881,111 1,026,720
Unimicron Technology  4,400,000 103,237
Total Taiwan (Cost $448,593) 1,683,221
THAILAND 0.7%
Common Stocks 0.7%
CP ALL  32,802,700 47,123
Total Thailand (Cost $47,647) 47,123
TÜRKIYE 0.7%
Common Stocks 0.7%
BIM Birlesik Magazalar 6,052,181 49,709
Total Türkiye (Cost $38,265) 49,709
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 3.72% (2)(3) 172,818,064 172,818
Total Short-Term Investments (Cost $172,818) 172,818
Total Investments in Securities  99.5%
(Cost $3,762,772) $ 6,628,330
Other Assets Less Liabilities 0.5% 30,419
Net Assets 100.0% $ 6,658,749
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE Emerging Markets Stock Fund

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(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ 2,922+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 105,726  ¤  ¤ $ 172,818^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,922 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $172,818.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Emerging Markets Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F111-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 543,482 $ 5,912,030 $ — $ 6,455,512
Short-Term Investments 172,818 — — 172,818
Total $ 716,300 $ 5,912,030 $ — $ 6,628,330